Revenue	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
2.	Revenue
Software, subscription and support revenue
The Company sells a collective defense software solution that provides a near real time collective defense infrastructure that is comprised of two product offerings, IronDefense and IronDome. The software platform is delivered through both on-premises
licenses bundled with
on-premises
hardware and through subscription software.
Our security appliance deliverables include proprietary operating system software and hardware, which together with regular threat intelligence updates and support, maintenance, and warranty. We combine intelligence dependent hardware and software licenses with the related threat intelligence and support and maintenance as a single performance obligation, as it delivers the essential functionality of our cybersecurity solution. As a result, we recognize revenue for this single performance obligation ratably over the expected term with the customer. Significant judgement is required for the assessment of material rights relating to renewal options associated with our contracts.
Subscription revenue, which allow customers to use our security software over a contracted period without taking possession of the software, and managed services where we provide managed detection and response services for customers, are recognized over the contractual term. The cloud-based subscription revenue, where we also provide hosting, recognized for the three months ended July 31, 2021, and July 31, 2020, was $3,209 and $2,949, respectively, and for the six months ended July 31, 2021, and July 31, 2020, was $7,086 and $4,295, respectively. Overall subscription revenue recognized for the three months ended July 31, 2021, and July 31, 2020, was $5,770 and $5,340, respectively, and for the six months ended July 31, 2021, and July 31, 2020, was $11,895 and $9,076, respectively.
Professional services revenue
The Company sells professional services, including cyber operations monitoring, security, training and tailored maturity assessments. Revenue derived from these services is recognized as the services are delivered.
Customer concentration
For the six months ended July 31, 2021, and 2020, two customers accounted for 22% or $2,702 and two customers accounted for 20% or $2,882 of the Company’s revenue, respectively. As of July 31, 2021, and January 31, 2021, two and three customers represent 68% and 85% of the total accounts receivable balance, respectively.
Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	For the Six Months Ended July 31,
	2021	2020
Customer A	11%	*
Customer B	*	10%
Customer C	*	10%
Customer D	11%	*

	22%	20%

* - less than 10%
Deferred Costs
The Company defers contract fulfillment costs that include appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2021	$2,805
Cost of revenue recognized	(616)
Costs deferred	341
Foreign Exchange	(4)

Balance at July 31, 2021	$2,526

Balance at February 1, 2020	$3,080
Cost of revenue recognized	(498)
Costs deferred	574

Balance at July 31, 2020	$3,156

The balance of deferred commissions at July 31, 2021 and January 31, 2021 were $1,300 and $1,319, respectively. Deferred commissions are included in the Deferred costs on the Consolidated Balance Sheets of which $707 is current and $593 is long-term as of July 31, 2021.
Deferred revenue
Deferred revenue represents amounts received from and/or billed to customers in excess of revenue recognized. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue depending on whether the revenue recognition criteria have been met. During the six months ended, the Company recognized revenue of $6,316 and $5,243, respectively that was included in the deferred revenue balance at the beginning of each of the respective periods.
The balance in deferred revenue is as follows:

Balance at February 1, 2021	$34,044
Revenue recognized	(10,211)
Revenue deferred	9,901
Foreign exchange	(151)

Balance at July 31, 2021	$33,583

Balance at February 1, 2020	$20,312
Revenue recognized	(11,895)
Revenue deferred	13,520
Foreign exchange	—

Balance at July 31, 2020	$21,937

Remaining performance of deferred revenue
As of July 31, 2021, the remaining performance of deferred revenue totaled $33,583. The Company’s recognition of revenue in the future thereon will be as follows:

Years Ending January 31,
2022(6 mos.)	7,540
2023	10,887
2024	8,413
2025	4,986
2026	1,757
Thereafter	—

$33,583

2.	Revenue
Software and support revenue
The Company sells a collective defense software solution that provides a near real time collective defense infrastructure that is comprised of two product offerings, IronDefense and IronDome. The software platform is delivered through both on-premises
licenses bundled with
on-premises
hardware and through subscription software.
Our security appliance deliverables include proprietary operating system software and hardware, together with regular threat intelligence updates and support, maintenance, and warranty. We combine intelligence dependent hardware and software licenses with the related threat intelligence and support and maintenance as a single performance obligation, as it delivers the essential functionality of our cybersecurity solution. As a result, we recognize revenue for this single performance obligation ratably over the expected term with the customer. Significant judgement is required for the assessment of material rights relating to renewal options associated with our contracts.
Revenue from Software and Support for the year ended January 31, 2021 and January 31, 2020 was $14,758 and $15,914, respectively.
Subscription revenue
Revenue from subscriptions, which allow customers to use our security software over a contracted period without taking possession of the software, and managed services where we provide managed detection and response services for customers, are recognized over the contractual term. The subscription type revenue recognized for the year ended January 31, 2021 and January 31, 2020 was $9,943 and $3,884, respectively.
Professional services revenue
The Company sells professional services, including cyber operations monitoring, security, training and tailored maturity assessments. Revenue derived from these services is recognized as the services are delivered.
Major customers
For the years ended January 31, 2021 and 2020, six customers accounted for 46% or $13,381 with one of those customers accounting for 10% and four customers accounted for 48% or $11,187 with all four being over 10% of the Company’s revenue, respectively. As of January 31, 2021 and 2020, three and one customers represents 85% and 30% of the total accounts receivable balance, respectively.
Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended January 31,
	2021	2020
Customer A	10%	*
Customer B	*	14%
Customer C	*	10%
Customer D	*	10%
Customer E	*	14%

	10%	48%

* - less than 10%
Deferred Costs
As described in Note 1, the Company defers contract fulfillment costs that includes appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2019	$3,754
Cost of revenue recognized	(1,541)
Costs deferred	867

Balance at January 31, 2020	3,080

Balance at February 1, 2020	3,080
Cost of revenue recognized	(1,151)
Costs deferred	876

Balance at January 31, 2021	$2,805

The balance of deferred commissions at January 31, 2021 and 2020 were $1,319 and $64, respectively. Deferred commissions are included in the Deferred costs on the Consolidated Balance Sheets of which $794 is current and $525 is long-term as of January 31, 2021.
Deferred revenue
Deferred revenue represents amounts received from and/or billed to customers in excess of revenue recognized. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue depending on whether the revenue recognition criteria have been met. During the fiscal years, the Company recognized revenue of $7,809 and $7,441, respectively that was included in the deferred revenue balance at the beginning of each of the respective periods.
The balance in deferred revenue is as follows:

Balance at February 1, 2019	$20,274
Revenue recognized	(15,746)
Revenue deferred	15,785
Foreign exchange	(1)

Balance at January 31, 2020	$20,312

Balance at February 1, 2020	$20,312
Revenue recognized	(25,271)
Revenue deferred	38,940
Foreign exchange	63

Balance at January 31, 2021	$34,044

Remaining performance obligations
As of January 31, 2021, the remaining performance obligations in deferred revenue totaled $34,044. The Company’s recognition of revenue in the future thereon will be in:

Years Ending January 31,
2022	$12,481
2023	9,565
2024	6,862
2025	4,150
2026	986
Thereafter	—

$34,044